[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410 o 539 o 0000



                                  August 1, 2002


Via Edgar
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Value Trust, Inc.
                  1933 Act File No. 2-75766
                  1940 Act File No. 811-3380

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Statement of Additional Information with respect to the above-referenced fund does not differ from that filed in Post-Effective Amendment No. 33 that was filed electronically on July 11, 2002.

                                  Very truly yours,

                                  /s/ Marc R. Duffy

                                  Marc R. Duffy
                                  Associate General Counsel

MRD:kms